WARRANTS - Disclosure of detailed information about warrants, activity (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2020 CAD ($)	Dec. 31, 2021 CAD ($) Share
Warrants And Stock Options [Abstract]
Number of warrants outstanding at beginning of period | Share		1,452,533
Weighted average exercise price of warrants outstanding at beginning of period		$ 1.75
Number of warrants granted in share-based payment arrangement		1,500,000
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.85	$ 0.85
Number of warrants expired in share based payment arrangement | Share		(1,452,533)
Weighted average exercise price of warrants expired in share based payment arrangement		$ 1.75
Number of warrants outstanding at end of period | Share		1,500,000
Weighted average exercise price of warrants outstanding at end of period		$ 0.85